ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Current:
Payables to corporate clients in relation to ESOP management services	$ 870,283		$ 17,801
Accrued payroll and welfare expenses	531,409		317,428
Tax payables	494,744		173,911
Accrued advertising and promotion fee	152,305		37,652
Temporary payables in relation to fund distribution services	48,240		70,793
Accrued professional fee	22,066		6,952
Stamp duty, trading levy and trading fee payables	19,447		26,007
Accrued market information and data fee	12,832		13,143
Contract liabilities - current	3,058		2,958
Refund from depositary bank - current	2,773		2,756
Others	19,056		47,782
Total	2,176,213	$ 279,015	717,183
Non-current:
Contract liabilities - non-current	5,910		5,291
Refund from depositary bank - non-current	4,389		7,120
Deferred tax liabilities (Note 26)	636		1,604
Total	$ 10,935	$ 1,404	$ 14,015